UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2006



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno & Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Armond A. Dinverno
Title:                Co-President
Phone:                630-875-4906
Signature,            Place,                and Date of Signing:
Armond A. Dinverno    Itasca, IL            May 10, 2006
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       92
Entry Total:
Form 13F Information Table       $295,492,000
Value Total:

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                                                           13(f) Report
                                                      Master Portfolio Group
                                                         December 31, 2005
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 S&P 500 SPDR                      UNIT SER 1  78462F103       838      6,451   SH       Sole                   6,451

 iShares MSCI EAFE                 MSCI EAFE   464287465    35,268    543,249   SH       Sole                 543,249
                                   IDX
 iShares Russell 1000 Growth       RUSSELL     464287614    61,012  1,156,838   SH       Sole               1,156,838
                                   1000GRW
 iShares Russell 1000 Value        RUSSELL100  464287598    61,738    844,801   SH       Sole                 844,801
                                   0VAL
 iShares Russell 3000 Index        RUSSELL     464287689       257      3,389   SH       Sole                   3,389
                                   3000
 iShares S&P 500                   S&P 500     464287200    62,342    479,926   SH       Sole                 479,926
                                   INDEX
 iShares S&P 600 Growth            S&P SMLCAP  464287887    22,508    173,755   SH       Sole                 173,755
                                   600
 AT&T Inc. New                     COM         78387G103       658     24,334   SH       Sole                  24,334
 Abbott Laboratories               COM         002824100     1,002     23,582   SH       Sole                  23,582
 Allergan Inc.                     COM         018490102       369      3,401   SH       Sole                   3,401
 Allstate                          COM         020002101       591     11,347   SH       Sole                  11,347
 Altria Group                      COM         718154107       549      7,750   SH       Sole                   7,750
 American Express Company          COM         025816109       280      5,325   SH       Sole                   5,325
 American Int'l Group, Inc.        COM         026874107       508      7,693   SH       Sole                   7,693
 Amgen                             COM         031162100       363      4,984   SH       Sole                   4,984
 Anheuser Busch Co.                COM         035229103       292      6,816   SH       Sole                   6,816
 BankAmerica Corp.                 COM         060505104       775     17,026   SH       Sole                  17,026
 Baxter International Inc.         COM         071813109       299      7,694   SH       Sole                   7,694
 BellSouth Corporation             COM         079860102       260      7,506   SH       Sole                   7,506
 Boeing Company Capital            COM         097023105       304      3,901   SH       Sole                   3,901
 British Petroleum Amoco           COM         055622104     1,410     20,456   SH       Sole                  20,456
 C H Robinson                      COM         12541W100     1,199     24,424   SH       Sole                  24,424
 Carnival Corp.                    COM         143658102       298      6,295   SH       Sole                   6,295
 Caterpillar                       COM         149123101       406      5,657   SH       Sole                   5,657
 ChevronTexaco Corp.               COM         166764100       645     11,127   SH       Sole                  11,127
 Cisco Systems                     COM         17275R102       636     29,343   SH       Sole                  29,343
 Citigroup Inc.                    COM         172967101     1,104     23,365   SH       Sole                  23,365
 Coca Cola                         COM         191216100       432     10,324   SH       Sole                  10,324
 Conocophillips                    COM         718507106       385      6,096   SH       Sole                   6,096
 Corning                           COM         219350105       204      7,561   SH       Sole                   7,561
 Dell Inc.                         COM         247025109       473     15,894   SH       Sole                  15,894
 Diamondcluster International      COM         25278P106       422     39,454   SH       Sole                  39,454
 Disney                            COM         254687106       290     10,403   SH       Sole                  10,403
 Eli Lilly                         COM         532457108       371      6,702   SH       Sole                   6,702
 Exelon Corporation                COM         30161N101       725     13,708   SH       Sole                  13,708
 Exxon Mobil Corporation           COM         30231G102     2,464     40,494   SH       Sole                  40,494
 Ford Motor Company                COM         345370860       119     14,903   SH       Sole                  14,903
 General Electric                  COM         369604103     2,132     61,308   SH       Sole                  61,308
 Glaxosmithkline                   COM         37733W105       658     12,582   SH       Sole                  12,582
 Goldman Sachs Group               COM         38141G104       316      2,011   SH       Sole                   2,011
 Hewlett-Packard Company           COM         428236103       742     22,549   SH       Sole                  22,549
 Home Depot                        COM         437076102       430     10,164   SH       Sole                  10,164
 IBM                               COM         459200101       635      7,704   SH       Sole                   7,704
 Intel Corp.                       COM         458140100       757     38,921   SH       Sole                  38,921
 J P Morgan Chase & Co.            COM         46625H100       809     19,429   SH       Sole                  19,429
 Janus Capital Group Inc.          COM         860831106       380     16,406   SH       Sole                  16,406
 Johnson & Johnson                 COM         478160104     1,128     19,052   SH       Sole                  19,052
 Liberty Media                     COM         530718105       120     14,600   SH       Sole                  14,600
 Lowes Companies Inc.              COM         548661107       211      3,270   SH       Sole                   3,270
 Lucent Technologies               COM         549463107        45     14,657   SH       Sole                  14,657
 McDonald's Corporation            COM         580135101     8,747    254,560   SH       Sole                 254,560
 Medtronic, Inc.                   COM         585055106       303      5,968   SH       Sole                   5,968
 Merck & Co, Inc.                  COM         589331107       217      6,149   SH       Sole                   6,149
 Merrill Lynch                     COM         590188108       250      3,179   SH       Sole                   3,179
 Microsoft                         COM         594918104     1,477     54,285   SH       Sole                  54,285
 Morgan Stanley / Dean Witter      COM         617446448     1,015     16,160   SH       Sole                  16,160
 Motorola Inc.                     COM         620076109       774     33,793   SH       Sole                  33,793
 National Semi-Conductor Corp.     COM         637640103       302     10,846   SH       Sole                  10,846
 Northern Trust                    COM         665859104       759     14,461   SH       Sole                  14,461
 Northfield Labs                   COM         666135108       227     22,699   SH       Sole                  22,699
 Novamed Eyecare Inc.              COM         66986W108       525     73,953   SH       Sole                  73,953
 Occidental Petroleum Corp         COM         674599105       201      2,170   SH       Sole                   2,170
 Oracle Corp.                      COM         68389X105       216     15,776   SH       Sole                  15,776
 Pepsico Inc                       COM         713448108       393      6,799   SH       Sole                   6,799
 Pfizer Incorporated               COM         717081103       607     24,374   SH       Sole                  24,374
 Procter & Gamble                  COM         742718109       860     14,922   SH       Sole                  14,922
 Prudential Securities             COM         744320102       285      3,756   SH       Sole                   3,756
 Qualcomm, Inc.                    COM         747525103       326      6,433   SH       Sole                   6,433
 Raytheon Company                  COM         755111507       254      5,542   SH       Sole                   5,542
 Schlumberger                      COM         806857108       300      2,369   SH       Sole                   2,369
 Serefex Corp.                     COM         81748P101         2     30,000   SH       Sole                  30,000
 Sprint Nextel Corp.               COM         852061100       300     11,614   SH       Sole                  11,614
 Sun Microsystems                  COM         866810104        70     13,560   SH       Sole                  13,560
 Target                            COM         87612E106       222      4,275   SH       Sole                   4,275
 Texas Instruments                 COM         882508104       208      6,396   SH       Sole                   6,396
 Time Warner Inc.                  COM         887317105       606     36,065   SH       Sole                  36,065
 Tyco International                COM         902124106       334     12,437   SH       Sole                  12,437
 US Bancorp                        COM         902973304       244      7,994   SH       Sole                   7,994
 United Health Care Corp.          COM         91324P102       331      5,917   SH       Sole                   5,917
 United Parcel Service Class B     COM         911312106       280      3,533   SH       Sole                   3,533
 United Technologies Corp.         COM         913017109       229      3,956   SH       Sole                   3,956
 Verizon Communications            COM         92343V104       347     10,199   SH       Sole                  10,199
 Wachovia Corporation              COM         929903102       336      6,003   SH       Sole                   6,003
 Wal-Mart                          COM         931142103       382      8,097   SH       Sole                   8,097
 Walgreen Company                  COM         931422109       493     11,438   SH       Sole                  11,438
 Washington Mutual Inc.            COM         939322103       365      8,559   SH       Sole                   8,559
 Wells Fargo & Co New              COM         949746101     1,692     26,496   SH       Sole                  26,496
 Wrigley William Jr. Company       COM         982526105       303      4,742   SH       Sole                   4,742
 Wyeth                             COM         983024100       272      5,601   SH       Sole                   5,601
 YUM! Brands Inc.                  COM         895953107       276      5,640   SH       Sole                   5,640

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